COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

        As of December 31, 2014, future minimum lease payments due under the Moscow leases and other non-cancellable operating leases for more than one year are as follows:

Payments due in the years ending December 31,	Moscow headquarters lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2015	3,466	590	4,056	72.2
2016	3,557	383	3,940	70.0
2017	3,681	239	3,920	69.7
2018	3,973	134	4,107	73.0
2019 and thereafter	9,323	7	9,330	165.8

Total	24,000	1,353	25,353	450.7